Share Capital (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Share Capital Tables
Weighted average number of shares
	2015	2014

Net income (loss) for the period	$(25,686)	$15,520

Weighted average number of shares (basic and diluted)	3,403,907	100

Income (Loss) per weighted average share (basic and diluted)	$-	$155

As at December 31, 2014, the Company's net loss per weighted average number of shares outstanding is as follows:

	2014	2013

Net loss for the year	$(479,341)	$(36,935)

Weighted average number of shares (basic and diluted)	125,801	100

Loss per weighted average share (basic and diluted)	$(4)	$(369)

Company's authorized, issued and outstanding
	March 31, 2015	December 31, 2014

5,562,601 common shares (December 31, 2014 - 2,840,864)	$557	$284